Reconciliation of Financial Statements to Form 5500 - Schedule of Total Deductions to Net Assets, Net per the Accompanying Financial Statements to Form 5500 (Details) - EBP 044 - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total deductions per the accompanying financial statements	$ 159,617,776	$ 149,081,234
Deemed distributed notes receivable from participants offset by total distributions	98,650	588,722
Total deductions per Form 5500	$ 159,716,426	$ 149,669,956